GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Intangible assets with indefinite lives			1,740,000
Intangible assets with definite lives, net		16,366,145	12,972,153
Total intangible assets, net	$ 2,703,495	16,366,145	14,712,153